Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Prospectus Date	rr_ProspectusDate	Mar. 27, 2025
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus SupplementJohn Hancock Funds II
Mid Value Fund (the fund)Supplement dated March 27, 2025 to the current Prospectus, as may be supplemented (the Prospectus)At its meeting held on March 24-27, 2025, the Trust’s Board of Trustees approved a reduction in the fund’s management fee to be retroactively effective as of January 1, 2025 (the Effective Date). As a result, the information in the “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section for the fund is amended and restated as follows to reflect the fund’s revised management fee as of the Effective Date:Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)NAVManagement fee0.86Other expenses0.05Acquired fund fees and expenses0.05Total annual fund operating expenses0.96Contractual expense reimbursement-0.01Total annual fund operating expenses after expense reimbursements0.951“Management fee” has been restated to reflect the contractual management fee schedule effective January 1, 2025.2“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.3The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”4The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.Expense exampleThis example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:Expenses ($)NAV1 year973 years3055 years53010 years1,177Prospectus SupplementJohn Hancock Funds II
Small Cap Dynamic Growth Fund (the fund)Supplement dated March 27, 2025 to the current Prospectus, as may be supplemented (the Prospectus)Effective April 1, 2025, the “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section for the fund are amended and restated as follows:Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)ACIR6Management fee0.850.850.850.85Distribution and service (Rule 12b-1) fees0.251.000.000.00Other expenses0.240.240.240.13Acquired fund fees and expenses0.010.010.010.01Total annual fund operating expenses1.352.101.100.99Contractual expense reimbursement-0.15-0.15-0.15-0.15Total annual fund operating expenses after expense reimbursements1.201.950.950.841Management Fees and Other Expenses have been restated to reflect updated asset levels. In addition, the advisor contractually agrees to reduce its management fee for the fund or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.82% of average daily net assets. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) acquired fund fees and expenses paid indirectly, (g) borrowing costs, (h) prime brokerage fees, and (i) short dividend expense. This agreement expires on December 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.2“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.3The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”4The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.Expense exampleThis example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:Shares SoldSharesNot SoldExpenses ($)ACIR6C1 year61629897861983 years8926433353006435 years1,1891,1155925321,11510 years2,0302,2281,3271,1992,228You should read this supplement in conjunction with the Prospectus and retain it for your future reference.Prospectus SupplementJohn Hancock Funds II
		Small Cap Dynamic Growth Fund (the fund)Supplement dated March 27, 2025 to the current NAV Prospectus, as may be supplemented (the NAV Prospectus)Effective April 1, 2025, the “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section for the fund are amended and restated as follows:Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)NAVManagement fee0.85Other expenses0.12Acquired fund fees and expenses0.01Total annual fund operating expenses0.98Contractual expense reimbursement-0.15Total annual fund operating expenses after expense reimbursements0.831Management Fees and Other Expenses have been restated to reflect updated asset levels. In addition, the advisor contractually agrees to reduce its management fee for the fund or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.82% of average daily net assets. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) acquired fund fees and expenses paid indirectly, (g) borrowing costs, (h) prime brokerage fees, and (i) short dividend expense. This agreement expires on December 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.2“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.3The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”4The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.Expense exampleThis example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:Expenses ($)NAV1 year853 years2975 years52710 years1,188You should read this supplement in conjunction with the NAV Prospectus and retain it for your future reference.
Class NAV | Mid Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus SupplementJohn Hancock Funds II
		Mid Value Fund (the fund)Supplement dated March 27, 2025 to the current Prospectus, as may be supplemented (the Prospectus)At its meeting held on March 24-27, 2025, the Trust’s Board of Trustees approved a reduction in the fund’s management fee to be retroactively effective as of January 1, 2025 (the Effective Date). As a result, the information in the “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section for the fund is amended and restated as follows to reflect the fund’s revised management fee as of the Effective Date:Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)NAVManagement fee0.86Other expenses0.05Acquired fund fees and expenses0.05Total annual fund operating expenses0.96Contractual expense reimbursement-0.01Total annual fund operating expenses after expense reimbursements0.951“Management fee” has been restated to reflect the contractual management fee schedule effective January 1, 2025.2“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.3The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”4The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.Expense exampleThis example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:Expenses ($)NAV1 year973 years3055 years53010 years1,177
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2026
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Management fee” has been restated to reflect the contractual management fee schedule effective January 1, 2025.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Class NAV | Mid Value Fund | Class NAV
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.86%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.05%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%	[3]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[4]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.95%
1 year	rr_ExpenseExampleYear01	$ 97
3 years	rr_ExpenseExampleYear03	305
5 years	rr_ExpenseExampleYear05	530
10 years	rr_ExpenseExampleYear10	$ 1,177
Class NAV | Small Cap Dynamic Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus SupplementJohn Hancock Funds II
		Small Cap Dynamic Growth Fund (the fund)Supplement dated March 27, 2025 to the current NAV Prospectus, as may be supplemented (the NAV Prospectus)Effective April 1, 2025, the “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section for the fund are amended and restated as follows:Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)NAVManagement fee0.85Other expenses0.12Acquired fund fees and expenses0.01Total annual fund operating expenses0.98Contractual expense reimbursement-0.15Total annual fund operating expenses after expense reimbursements0.831Management Fees and Other Expenses have been restated to reflect updated asset levels. In addition, the advisor contractually agrees to reduce its management fee for the fund or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.82% of average daily net assets. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) acquired fund fees and expenses paid indirectly, (g) borrowing costs, (h) prime brokerage fees, and (i) short dividend expense. This agreement expires on December 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.2“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.3The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”4The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.Expense exampleThis example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:Expenses ($)NAV1 year853 years2975 years52710 years1,188You should read this supplement in conjunction with the NAV Prospectus and retain it for your future reference.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees and Other Expenses have been restated to reflect updated asset levels. In addition, the advisor contractually agrees to reduce its management fee for the fund or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.82% of average daily net assets. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) acquired fund fees and expenses paid indirectly, (g) borrowing costs, (h) prime brokerage fees, and (i) short dividend expense. This agreement expires on December 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Class NAV | Small Cap Dynamic Growth Fund | Class NAV
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.85%	[5]
Other expenses	rr_OtherExpensesOverAssets	0.12%	[5]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%	[7]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[8]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.83%
1 year	rr_ExpenseExampleYear01	$ 85
3 years	rr_ExpenseExampleYear03	297
5 years	rr_ExpenseExampleYear05	527
10 years	rr_ExpenseExampleYear10	$ 1,188
Class A C I R2 R4 R6 | Small Cap Dynamic Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus SupplementJohn Hancock Funds II
		Small Cap Dynamic Growth Fund (the fund)Supplement dated March 27, 2025 to the current Prospectus, as may be supplemented (the Prospectus)Effective April 1, 2025, the “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section for the fund are amended and restated as follows:Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)ACIR6Management fee0.850.850.850.85Distribution and service (Rule 12b-1) fees0.251.000.000.00Other expenses0.240.240.240.13Acquired fund fees and expenses0.010.010.010.01Total annual fund operating expenses1.352.101.100.99Contractual expense reimbursement-0.15-0.15-0.15-0.15Total annual fund operating expenses after expense reimbursements1.201.950.950.841Management Fees and Other Expenses have been restated to reflect updated asset levels. In addition, the advisor contractually agrees to reduce its management fee for the fund or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.82% of average daily net assets. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) acquired fund fees and expenses paid indirectly, (g) borrowing costs, (h) prime brokerage fees, and (i) short dividend expense. This agreement expires on December 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.2“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.3The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”4The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.Expense exampleThis example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:Shares SoldSharesNot SoldExpenses ($)ACIR6C1 year61629897861983 years8926433353006435 years1,1891,1155925321,11510 years2,0302,2281,3271,1992,228You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees and Other Expenses have been restated to reflect updated asset levels. In addition, the advisor contractually agrees to reduce its management fee for the fund or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.82% of average daily net assets. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) acquired fund fees and expenses paid indirectly, (g) borrowing costs, (h) prime brokerage fees, and (i) short dividend expense. This agreement expires on December 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Shares Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	SharesNot Sold
Class A C I R2 R4 R6 | Small Cap Dynamic Growth Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.85%	[9]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets		[9]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[10]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.35%	[11]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[12]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.20%
1 year	rr_ExpenseExampleYear01	$ 616
3 years	rr_ExpenseExampleYear03	892
5 years	rr_ExpenseExampleYear05	1,189
10 years	rr_ExpenseExampleYear10	$ 2,030
Class A C I R2 R4 R6 | Small Cap Dynamic Growth Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.85%	[9]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets		[9]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[10]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.10%	[11]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[12]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.95%
1 year	rr_ExpenseExampleYear01	$ 298
3 years	rr_ExpenseExampleYear03	643
5 years	rr_ExpenseExampleYear05	1,115
10 years	rr_ExpenseExampleYear10	2,228
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	643
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,115
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,228
Class A C I R2 R4 R6 | Small Cap Dynamic Growth Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.85%	[9]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets		[9]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[10]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.10%	[11]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[12]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.95%
1 year	rr_ExpenseExampleYear01	$ 97
3 years	rr_ExpenseExampleYear03	335
5 years	rr_ExpenseExampleYear05	592
10 years	rr_ExpenseExampleYear10	$ 1,327
Class A C I R2 R4 R6 | Small Cap Dynamic Growth Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.85%	[9]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets		[9]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[10]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%	[11]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[12]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.84%
1 year	rr_ExpenseExampleYear01	$ 86
3 years	rr_ExpenseExampleYear03	300
5 years	rr_ExpenseExampleYear05	532
10 years	rr_ExpenseExampleYear10	$ 1,199

[1]	“Management fee” has been restated to reflect the contractual management fee schedule effective January 1, 2025.
[2]	“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.
[3]	The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”
[4]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[5]	Management Fees and Other Expenses have been restated to reflect updated asset levels. In addition, the advisor contractually agrees to reduce its management fee for the fund or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.82% of average daily net assets. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) acquired fund fees and expenses paid indirectly, (g) borrowing costs, (h) prime brokerage fees, and (i) short dividend expense. This agreement expires on December 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[6]	“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.
[7]	The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”
[8]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[9]	Management Fees and Other Expenses have been restated to reflect updated asset levels. In addition, the advisor contractually agrees to reduce its management fee for the fund or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.82% of average daily net assets. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) acquired fund fees and expenses paid indirectly, (g) borrowing costs, (h) prime brokerage fees, and (i) short dividend expense. This agreement expires on December 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[10]	“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.
[11]	The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”
[12]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.